RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
Balance at the beginning	$ 469,698
Increases	237,298	$ 186,447	$ 142,387
Amortization	198,158	156,150	147,487
Balance at the end	491,319	469,698
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	1,009,867	798,456
Increases	237,298	186,447
Currency translation adjustments	(44,211)	32,934
Decreases	(28,355)	(7,970)
Balance at the end	1,174,599	1,009,867	798,456
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	640,426	511,353
Increases	155,476	107,240
Currency translation adjustments	(32,211)	22,828
Decreases	(682)	(995)
Balance at the end	763,009	640,426	511,353
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	151,593	128,110
Increases	32,948	18,699
Currency translation adjustments	(6,652)	6,169
Decreases	(3,146)	(1,385)
Balance at the end	174,743	151,593	128,110
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	100,012	67,086
Increases	27,308	30,511
Currency translation adjustments	(3,425)	2,467
Decreases	(4)	(52)
Balance at the end	123,891	100,012	67,086
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	25,607	24,644
Currency translation adjustments	(1,339)	963
Balance at the end	24,268	25,607	24,644
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	92,229	67,263
Increases	21,566	29,997
Currency translation adjustments	(584)	507
Decreases	(24,523)	(5,538)
Balance at the end	88,688	92,229	67,263
Accumulated Depreciation And Amortisation
RIGHT OF USE ASSETS
Balance at the beginning	(540,169)	(371,694)
Amortization	(198,158)	(156,150)
Currency translation adjustments	27,832	(19,816)
Decreases	27,215	7,491
Balance at the end	(683,280)	(540,169)	(371,694)
Accumulated Depreciation And Amortisation | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(340,635)	(230,673)
Amortization	(116,631)	(97,238)
Currency translation adjustments	19,185	(13,560)
Decreases	(35)	836
Balance at the end	(438,116)	(340,635)	(230,673)
Accumulated Depreciation And Amortisation | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(105,436)	(75,455)
Amortization	(31,286)	(28,065)
Currency translation adjustments	4,510	(3,190)
Decreases	3,089	1,274
Balance at the end	(129,123)	(105,436)	(75,455)
Accumulated Depreciation And Amortisation | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(68,141)	(46,011)
Amortization	(23,950)	(20,357)
Currency translation adjustments	2,486	(1,790)
Decreases	4	17
Balance at the end	(89,601)	(68,141)	(46,011)
Accumulated Depreciation And Amortisation | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(15,801)	(12,950)
Amortization	(2,002)	(2,082)
Currency translation adjustments	1,067	(769)
Balance at the end	(16,736)	(15,801)	(12,950)
Accumulated Depreciation And Amortisation | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	(10,156)	(6,605)
Amortization	(24,289)	(8,408)
Currency translation adjustments	584	(507)
Decreases	24,157	5,364
Balance at the end	(9,704)	(10,156)	$ (6,605)
Net carrying value
RIGHT OF USE ASSETS
Balance at the beginning	469,698
Balance at the end	491,319	469,698
Net carrying value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	299,791
Balance at the end	324,893	299,791
Net carrying value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	46,157
Balance at the end	45,620	46,157
Net carrying value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	31,871
Balance at the end	34,290	31,871
Net carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	9,806
Balance at the end	7,532	9,806
Net carrying value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	82,073
Balance at the end	$ 78,984	$ 82,073